Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 14,766,555	$ 498,197	$ 14,670,711
Loss on abandonment	38,301	1,292	7,098
Allowance for (reversal of) inventory valuation and obsolescence loss	(101,127)	(3,412)	67,663
Cost of revenue	$ 14,703,729	$ 496,077	$ 14,745,472	$ 14,685,514